Distribution of Total Assets by Business Segment (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2012	Dec. 31, 2011
Segment Reporting Information [Line Items]
Assets	$ 1,135,229	$ 1,035,467
Clinical Research
Segment Reporting Information [Line Items]
Assets	1,073,526	980,283
Central Laboratory
Segment Reporting Information [Line Items]
Assets	$ 61,703	$ 55,184